Stock Compensation - Summary of Restricted Stock Unit Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)		6,685,118	1,398,893
Restricted Stock Units granted (1)	7,538,000		6,507,250
Restricted Stock Units vested	(1,507,000)		(295,468)
Restricted Stock Units forfeited/canceled (2)	(1,508,000)		(925,557)
Ending Balance (in shares)	11,208,000	11,208,000	6,685,118
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at December 31, 2015		$ 7.63	$ 11,060
Restricted Stock Units granted (1)	$ 3.62		7.24
Restricted Stock Units vested	8.20		10,700
Restricted Stock Units forfeited/canceled (2)	7.19		9.06
Balance at June 30, 2016	$ 4.92	$ 4.92	$ 7.63
Unrecognized compensation cost	$ 49.0	$ 49.0	$ 43.6
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years 1 month 6 days	2 years 3 months 18 days